Investments in associates and joint ventures (Disclosure of aggregated information of individually immaterial associates and joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Aggregate amounts of the Company and its subsidiaries' share of those associates and joint ventures
Unrecognized further losses	¥ 185,000	¥ 163,000
Individually immaterial associates and joint ventures [member]
Summarized financial information of investments in associates and joint ventures [line items]
Aggregate carrying amount of individually immaterial associates and joint ventures in the consolidated financial statements	2,948,510	3,479,043
Aggregate amounts of the Company and its subsidiaries' share of those associates and joint ventures
Profit from continuing operations	70,965	263,392
Total comprehensive income	¥ 70,965	¥ 263,392